INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 24,529	$ 22,948
Trade receivables (net of allowance for credit losses of $22,410 and $22,961 at December 31, 2022 and June 30, 2023 (unaudited), respectively)	107,592	100,034
Other accounts receivable and prepaid expenses	15,813	15,756
Inventories	67,836	72,009
Total current assets	215,770	210,747
NON-CURRENT ASSETS:
Severance pay and pension fund	4,705	4,633
Property and equipment, net	30,494	29,456
Operating lease right-of-use assets	16,724	17,962
Intangible assets, net	9,027	8,208
Other non-current assets	17,744	18,312
Total non-current assets	78,694	78,571
Total assets	294,464	289,318
CURRENT LIABILITIES:
Trade payables	62,769	67,384
Deferred revenues	3,104	3,343
Short-term loans	39,550	37,500
Operating lease liabilities	3,246	3,745
Other accounts payable and accrued expenses	23,565	20,864
Total current liabilities	132,234	132,836
LONG-TERM LIABILITIES:
Accrued severance pay and pensions	9,054	9,314
Deferred revenues	12,170	11,545
Operating lease liabilities	11,827	13,187
Other long-term payables	2,797	2,653
Total long-term liabilities	35,848	36,699
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value – Authorized: 120,000,000 shares at December 31, 2022 and June 30, 2023 (unaudited); Issued: 87,834,902 and 87,873,775 shares at December 31, 2022 and June 30, 2023 (unaudited), respectively; Outstanding: 84,353,681 and 84,392,252 shares at December 31, 2022 and June 30, 2023 (unaudited), respectively	224	224
Additional paid-in capital	434,221	432,214
Treasury shares at cost – 3,481,523 ordinary shares as of December 31, 2022 and June 30, 2023 (unaudited).	(20,091)	(20,091)
Accumulated other comprehensive loss	(10,620)	(11,156)
Accumulated deficit	(277,352)	(281,408)
Total shareholders' equity	126,382	119,783
Total liabilities and shareholders' equity	$ 294,464	$ 289,318